REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of disaggregated revenues

	Years Ended December 31,
	2023	2024	2025
Room revenues	11,789	11,806	11,002
Food and beverage revenues	1,333	1,342	1,319
Others	674	695	622
Leased and owned hotel revenues	13,796	13,843	12,943
Central reservation system usage fees, other system maintenance and support fees	2,628	3,318	4,301
On-going management and service/royalty fees	2,785	3,306	3,957
Reimbursements for hotel manager fees	1,400	1,752	2,179
Initial one-time license/franchise fee	114	137	181
Other fees	767	985	1,078
Manachised and franchised hotel revenues	7,694	9,498	11,696
Other revenues	392	550	668
Total revenues	21,882	23,891	25,307

Schedule of contract balances

	As of December 31,
	2024	2025
Current contract liabilities	1,822	1,823
Long-term contract liabilities	1,351	1,602
Total contract liabilities	3,173	3,425